Subsequent events to the reporting date - Debentures and Senior notes (Details) R$ in Thousands	Mar. 27, 2019 BRL (R$)	Mar. 15, 2019 BRL (R$)	Jan. 07, 2019 BRL (R$)	Feb. 25, 2019 BRL (R$)	Jan. 29, 2019 USD ($)	Jan. 29, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Events subsequent to the reporting date
Non-convertible debentures issued							R$ 4,663,453
Borrowings transactions | BNDES
Events subsequent to the reporting date
Extraordinary Amortization		R$ 299,700
Borrowings transactions | Non-convertible debentures maturing on January, 2020
Events subsequent to the reporting date
Non-convertible debentures issued			R$ 4,000,000
Borrowings transactions | Non-convertible debentures maturing on January, 2020 | CDI | Minimum
Events subsequent to the reporting date
Percentage of basis used to calculate interest rate			103.00%
Borrowings transactions | Non-convertible debentures maturing on January, 2020 | CDI | Maximum
Events subsequent to the reporting date
Percentage of basis used to calculate interest rate			112.00%
Borrowings transactions | Senior Notes 2029
Events subsequent to the reporting date
Interest rate					5.465%	5.465%
Notional amount					$ 750,000	R$ 2,800,000
Borrowings transactions | Debenture 7th issue partial extraordinary amortization
Events subsequent to the reporting date
Extraordinary Amortization	R$ 2,056,173
Export prepayment agreements
Events subsequent to the reporting date
Export prepayment contracts				R$ 738,800
Interest rate				8.35%